Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Provisioned expenses and deferred income (1)	R$ 3,573,354	R$ 3,542,200
Ongoing transactions (3)	698,571	1,148,561
Provision for stock-based compensation	305,685	278,707
Insurance contract liabilities	1,469,292	1,579,095
Net liability to third parties (4)	2,960,493
Other (2)	8,233,750	6,835,316
Total	R$ 17,241,145	R$ 13,383,879